Investments in Affiliates - Additional Information (Detail) (INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Investments in and Advances to Affiliates [Line Items]
Maximum equity stake holdings in another company without prior approval of RBI	30.00%
Affiliates
Investments in and Advances to Affiliates [Line Items]
Increase/ (decrease) in the carrying value in companies	53.3	73.1